Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	1 Months Ended	8 Months Ended	12 Months Ended
	Oct. 19, 2021	Dec. 31, 2021	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Gross Proceeds	$ 320,993,750	$ 316,250,000	$ 316,250,000
Class A ordinary shares issuance costs			(18,057,563)
Remeasurement of carrying value to redemption value			22,801,313
Class A ordinary shares subject to possible redemption			$ 320,993,750